Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Minnesota Tax-Exempt Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
City of Minneapolis(a),(b)
Revenue Bonds
Fairview Health Services
Series 2018 (Wells Fargo Bank NA)
11/15/2048	3.750%	1,900,000	1,900,000
Total Floating Rate Notes (Cost $1,900,000)			1,900,000

Municipal Bonds 99.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.2%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,109,739
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,198,449
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2049	5.000%	5,000,000	5,137,119
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,184,592
Total			12,629,899
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Charter Schools 8.4%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,490,000	1,385,607
07/01/2047	4.250%	1,000,000	765,573
07/01/2052	4.375%	2,255,000	1,702,849
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	971,610
07/01/2045	5.000%	2,070,000	1,905,873
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,501,086
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,436,462
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	3,462,837
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,214,598
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,041,348
07/01/2056	4.000%	1,080,000	780,258
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,536,573
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,703,262
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	2,635,199
07/01/2056	4.000%	1,170,000	828,397
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	387,463
07/01/2055	5.000%	1,410,000	1,142,101
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	2,935,658
2	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	949,975
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,805,829
06/15/2054	5.000%	1,000,000	889,213
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	360,955
12/01/2050	4.000%	550,000	466,372
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	814,236
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,010,083
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,544,691
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	1,761,007
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	869,834
09/01/2047	4.125%	1,400,000	1,117,874
Series 2021
09/01/2026	2.000%	295,000	269,165
09/01/2031	4.000%	350,000	330,480
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	189,852
03/01/2043	4.625%	1,000,000	858,314
Housing & Redevelopment Authority of The City of St. Paul(e)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	877,255
06/01/2051	4.000%	1,250,000	883,695
06/01/2056	4.000%	1,080,000	739,675
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	605,261
08/01/2046	4.250%	2,935,000	2,346,163
Total			47,026,683
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	891,342
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	501,929
Total			1,393,271
Higher Education 7.5%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,194,264
12/01/2040	5.000%	1,350,000	1,375,777
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	507,006
03/01/2039	4.000%	500,000	506,675
03/01/2040	4.000%	1,000,000	1,009,199
03/01/2047	4.000%	2,500,000	2,456,931
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,064,564
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,898,134
Macalester College
Series 2017
03/01/2029	5.000%	150,000	163,408
03/01/2030	5.000%	175,000	191,123
03/01/2042	4.000%	900,000	900,622
03/01/2048	4.000%	600,000	578,164
Series 2021
03/01/2040	3.000%	365,000	318,111
03/01/2043	3.000%	325,000	268,778

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	567,437
10/01/2038	4.000%	920,000	890,782
10/01/2045	5.000%	2,500,000	2,564,450
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	772,067
12/01/2032	5.000%	1,000,000	1,043,082
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,525,795
10/01/2035	4.000%	500,000	506,434
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	790,543
04/01/2039	4.000%	2,000,000	1,951,501
Series 2017A
10/01/2035	4.000%	800,000	816,900
10/01/2037	4.000%	750,000	754,156
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	920,036
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	350,003
12/01/2032	4.000%	350,000	342,946
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	386,566
10/01/2032	5.000%	645,000	673,657
10/01/2033	5.000%	350,000	365,278
10/01/2034	5.000%	380,000	396,317
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,322,961
10/01/2044	4.000%	2,750,000	2,665,565
Series 2022B
10/01/2052	5.000%	7,895,000	8,279,691
University of Minnesota
Revenue Bonds
Series 2019A
04/01/2038	5.000%	1,000,000	1,100,595
Total			42,419,518
Hospital 21.5%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	406,379
05/01/2051	5.000%	1,500,000	1,168,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2024	4.000%	745,000	744,995
04/01/2026	4.000%	500,000	499,092
04/01/2031	4.000%	1,450,000	1,449,445
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	9,981,065
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,029,545
09/01/2035	4.000%	1,500,000	1,473,208
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,140,172
11/15/2044	5.000%	6,475,000	6,576,634
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,679,335
11/15/2038	4.000%	1,130,000	1,071,763
11/15/2048	4.000%	2,000,000	1,744,227
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,724,074
04/01/2041	5.000%	675,000	690,173
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2036	5.000%	9,255,000	11,102,297
Series 2022
11/15/2057	5.000%	13,000,000	14,150,672
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,013,451
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2028	5.000%	1,745,000	1,834,278
05/01/2037	4.000%	3,175,000	3,164,433
05/01/2046	5.000%	3,500,000	3,562,597

4	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
05/01/2048	5.000%	5,000,000	5,154,757
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,252,614
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	3,000,000	2,988,026
02/15/2043	5.000%	1,615,000	1,666,878
02/15/2048	4.250%	1,000,000	969,068
02/15/2048	5.000%	1,300,000	1,330,035
02/15/2058	5.000%	6,000,000	6,093,800
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	327,302
06/15/2038	4.000%	375,000	345,144
06/15/2039	4.000%	225,000	204,703
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,460,724
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,165,204
11/15/2037	4.000%	600,000	572,514
11/15/2043	4.000%	3,000,000	2,720,993
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,106,513
07/01/2035	4.000%	10,630,000	10,701,612
Total			121,266,352
Joint Power Authority 3.6%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	256,007
10/01/2033	5.000%	250,000	255,798
Series 2014A
10/01/2035	5.000%	1,000,000	1,022,773
Revenue Bonds
Series 2016
10/01/2047	5.000%	500,000	521,302
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	223,853
01/01/2035	5.000%	170,000	180,632
01/01/2036	5.000%	180,000	190,365
01/01/2041	5.000%	400,000	415,034
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,048,633
01/01/2041	5.000%	2,550,000	2,649,479
01/01/2046	5.000%	2,000,000	2,064,118
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,078,642
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,145,184
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,041,083
Total			20,092,903
Local Appropriation 2.5%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,718,976
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	792,398
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,030,210
02/01/2042	4.000%	5,250,000	5,156,868
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2031	4.000%	450,000	459,871
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	536,714
02/01/2039	3.000%	565,000	502,928

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
02/01/2040	2.500%	4,285,000	3,362,458
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	587,788
Total			14,148,211
Local General Obligation 22.1%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,237,607
Becker Independent School District No. 726(f)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	792,413
02/01/2038	0.000%	1,335,000	749,470
02/01/2039	0.000%	1,150,000	612,539
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	935,328
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,098,716
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,329,534
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,528,735
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,551,000
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	957,621
02/01/2040	3.000%	1,000,000	898,808
02/01/2041	3.000%	1,230,000	1,099,867
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709(f)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	789,480
02/01/2033	0.000%	1,075,000	753,356
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,658,446
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,126,150
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	965,483
02/01/2033	0.000%	2,140,000	1,515,083
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,205,360
12/01/2038	5.000%	3,965,000	4,373,167
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,975,434
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,047,459
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,971,487
02/01/2039	2.250%	2,580,000	1,980,155
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	518,475
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,185,683

6	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,204,809
02/01/2040	3.000%	2,515,000	2,233,972
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,607,574
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,034,958
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,879,008
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,544,541
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,826,308
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	5,788,174
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,094,371
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,053,565
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,246,798
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,922,017
02/01/2036	3.000%	1,000,000	978,230
02/01/2037	3.000%	1,035,000	971,748
Sartell-St. Stephen Independent School District No. 748(f)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,152,898
02/01/2033	0.000%	2,585,000	1,827,235
02/01/2034	0.000%	1,500,000	1,015,215
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,794,616
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	450,394
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,575,571
02/01/2039	0.000%	2,175,000	1,142,519
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	694,033
02/01/2036	3.000%	470,000	456,884
02/01/2037	3.000%	500,000	477,533
02/01/2038	3.000%	1,000,000	934,265
02/01/2039	3.000%	1,000,000	921,933
Total			124,686,025
Multi-Family 3.3%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,503,420
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,349,169
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,694,097	4,034,952

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,005,204
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	4,140,454
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,385,913
Total			18,419,112
Municipal Power 1.4%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	981,339
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2044	5.000%	3,000,000	3,107,213
Puerto Rico Electric Power Authority(d),(g)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	3,547,625
Total			7,636,177
Nursing Home 2.8%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	413,053
09/01/2052	5.000%	1,500,000	1,174,345
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,450,171
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,537,495
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,483,340
07/01/2041	4.000%	3,755,000	2,944,839
Housing & Redevelopment Authority of The City of St. Paul(e)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	779,660
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,038,505
05/01/2048	5.125%	6,250,000	5,109,096
Total			15,930,504
Other Bond Issue 0.7%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	481,802
08/01/2033	3.000%	500,000	474,379
08/01/2034	3.125%	850,000	802,064
08/01/2035	3.125%	800,000	744,082
Series 2020A
12/01/2036	5.000%	1,580,000	1,567,640
Total			4,069,967
Other Utility 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	906,276
10/01/2032	4.000%	800,000	825,744
10/01/2033	4.000%	655,000	674,360
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,312,122
St. Paul Port Authority(c)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	947,503
Total			4,666,005

8	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.4%
Minnesota Municipal Gas Agency
Revenue Bonds
Series 2022A (Mandatory Put 12/01/27)
12/01/2052	4.000%	2,000,000	2,026,116
Refunded / Escrowed 3.2%
Centennial Independent School District No. 12(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	882,295
02/01/2033	0.000%	750,000	516,361
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2033	5.000%	650,000	651,684
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2034	5.000%	1,200,000	1,216,241
02/01/2039	5.000%	1,300,000	1,317,594
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	4,799,228
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,631,372
11/15/2044	5.000%	1,000,000	1,052,549
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,021,702
Total			18,089,026
Retirement Communities 5.0%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	869,646
11/01/2046	5.000%	1,500,000	1,230,847
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,555,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	381,187
09/01/2061	4.000%	870,000	629,085
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	370,545
08/01/2048	4.000%	500,000	339,834
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	918,115
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	846,432
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,446,733
10/01/2047	5.000%	2,000,000	1,920,912
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,234,987
08/01/2053	5.000%	600,000	477,509
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,845,509
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,579,900
09/01/2042	5.000%	875,000	739,294
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,182,923

Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	254,269
09/01/2037	4.250%	300,000	274,851
09/01/2042	5.000%	1,000,000	951,145
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	151,016
08/01/2034	5.000%	125,000	125,585
08/01/2035	5.000%	140,000	140,322
08/01/2054	5.000%	1,625,000	1,488,444
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,317,187
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,683,306
Total			27,955,226
Sales Tax 1.9%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,278,946
Commonwealth of Puerto Rico(f),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,161,264	547,246
Subordinated Series 2022
11/01/2043	0.000%	876,694	412,046
Puerto Rico Sales Tax Financing Corp.(f),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	24,501,000	6,664,245
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,000,000	1,926,206
Total			10,828,689
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 4.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	105,000	104,913
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,252,796
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	599,231	575,935
06/01/2049	3.150%	787,815	752,368
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,004,565	1,845,758
Series 2019F
07/01/2044	2.750%	1,385,000	1,221,144
Series 2020B (GNMA)
01/01/2044	2.800%	2,605,000	2,200,903
Series 2020E (GNMA)
07/01/2044	2.700%	1,295,000	1,039,625
Series 2021B (GNMA)
07/01/2046	2.450%	2,510,000	1,864,347
07/01/2051	2.500%	3,445,000	2,443,723
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,270,818
Series 2021H
01/01/2046	2.550%	2,715,000	2,203,453
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,836,559
Series 2023B (GNMA)
07/01/2043	4.300%	2,905,000	2,854,954
Minnesota Housing Finance Agency(h)
Revenue Bonds
Social Bonds
Series 2023D (GNMA)
07/01/2043	4.500%	3,015,000	3,019,415
Total			26,486,711
State Appropriated 1.6%
State of Minnesota
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	8,896,124

10	Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 5.2%
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	2,000,000	2,100,676
Series 2018A
08/01/2033	5.000%	5,500,000	6,195,379
08/01/2038	5.000%	1,400,000	1,540,418
Series 2019A
08/01/2039	5.000%	2,000,000	2,227,397
Series 2021B
09/01/2040	2.000%	5,000,000	3,534,990
Series 2022
08/01/2041	5.000%	5,000,000	5,742,064
Unlimited General Obligation Refunding Bonds
Series 2020D
08/01/2023	5.000%	7,900,000	7,935,275
Total			29,276,199
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,780,000	1,500,136
Total Municipal Bonds (Cost $611,768,153)			561,992,854
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.321%(i)	120,039	120,027
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.136%(i)	55,953	55,953
Total Money Market Funds (Cost $175,991)		175,980
Total Investments in Securities (Cost: $613,844,144)		564,068,834
Other Assets & Liabilities, Net		(898,346)
Net Assets		563,170,488

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security in default.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $6,300,734, which represents 1.12% of total net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2023, the total value of these securities amounted to $16,204,581, which represents 2.88% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT199_07_N01_(06/23)